RELATED PARTY TRANSACTIONS - Narrative (Details) $ in Thousands, $ in Millions	Feb. 21, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Feb. 22, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of transactions between related parties [line items]
Principal amount		$ 180,274		$ 115,876	$ 41,436
Share capital
Disclosure of transactions between related parties [line items]
Related party subscribed payments	$ 0.3
Convertible Debentures
Disclosure of transactions between related parties [line items]
Principal amount			$ 65,000
Convertible Debentures | Related parties
Disclosure of transactions between related parties [line items]
Principal amount			$ 230